Allowance for loan losses ending balance and the loan balance by portfolio segments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	$ 730,607		$ 815,308		$ 793,225
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	20,983,192	[1]	20,602,596	[1]
Covered Loans	3,755,972		4,348,703
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	24,739,164		24,951,299
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	111,087		58,986
Ending balance: loans collectively evaluated for impairment	510,614		631,377
Allowance for loan losses	621,701		690,363
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	1,337,705		1,226,021
Ending balance: loans collectively evaluated for impairment	19,645,487		19,376,575
Non-covered Loans held-in-portfolio	20,983,192		20,602,596
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	8,505		27,086
Ending balance: loans collectively evaluated for impairment	100,401		97,859
Allowance for loan losses	108,906		124,945
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	109,241		76,798
Ending balance: loans collectively evaluated for impairment	3,646,731		4,271,905
Covered Loans	3,755,972		4,348,703
PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	554,203		578,347
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	15,232,327	[2]	14,840,139	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	18,988,299		19,188,842
PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	94,860		43,348
Ending balance: loans collectively evaluated for impairment	350,437		410,054
Allowance for loan losses	445,297		453,402		455,431
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	1,176,309		929,868
Ending balance: loans collectively evaluated for impairment	14,056,018		13,910,271
Non-covered Loans held-in-portfolio	15,232,327		14,840,139
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	8,505		27,086
Ending balance: loans collectively evaluated for impairment	100,401		97,859
Allowance for loan losses	108,906		124,945		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	109,241		76,798
Ending balance: loans collectively evaluated for impairment	3,646,731		4,271,905
Covered Loans	3,755,972		4,348,703
UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	5,750,865		5,762,457
UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	16,227		15,638
Ending balance: loans collectively evaluated for impairment	160,177		221,323
Allowance for loan losses	176,404		236,961		337,794
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	161,396		296,153
Ending balance: loans collectively evaluated for impairment	5,589,469		5,466,304
Non-covered Loans held-in-portfolio	5,750,865		5,762,457
Commercial Portfolio Segment Member
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	369,742		463,904		399,924
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	9,858,202		9,973,327
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	12,102,849		12,486,069
Commercial Portfolio Segment Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	17,348		11,738
Ending balance: loans collectively evaluated for impairment	280,334		357,694
Allowance for loan losses	297,682		369,432
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	527,664		556,329
Ending balance: loans collectively evaluated for impairment	9,330,538		9,416,998
Non-covered Loans held-in-portfolio	9,858,202		9,973,327
Commercial Portfolio Segment Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	8,505		27,086
Ending balance: loans collectively evaluated for impairment	63,555		67,386
Allowance for loan losses	72,060		94,472
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	109,241		76,798
Ending balance: loans collectively evaluated for impairment	2,135,406		2,435,944
Covered Loans	2,244,647		2,512,742
Commercial Portfolio Segment Member | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	289,675		349,925
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	6,296,284	[2]	6,470,582	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	8,540,931		8,983,324
Commercial Portfolio Segment Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	17,323		10,407
Ending balance: loans collectively evaluated for impairment	200,292		245,046
Allowance for loan losses	217,615		255,453		256,643
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	447,779		403,089
Ending balance: loans collectively evaluated for impairment	5,848,505		6,067,493
Non-covered Loans held-in-portfolio	6,296,284		6,470,582
Commercial Portfolio Segment Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	8,505		27,086
Ending balance: loans collectively evaluated for impairment	63,555		67,386
Allowance for loan losses	72,060		94,472		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	109,241		76,798
Ending balance: loans collectively evaluated for impairment	2,135,406		2,435,944
Covered Loans	2,244,647		2,512,742
Commercial Portfolio Segment Member | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	3,561,918		3,502,745
Commercial Portfolio Segment Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	25		1,331
Ending balance: loans collectively evaluated for impairment	80,042		112,648
Allowance for loan losses	80,067		113,979		143,281
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	79,885		153,240
Ending balance: loans collectively evaluated for impairment	3,482,033		3,349,505
Non-covered Loans held-in-portfolio	3,561,918		3,502,745
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	17,375		28,916		39,785
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	252,857		239,939
Covered Loans	361,396		546,826
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	614,253		786,765
Commercial Real Estate Construction Financing Receivable Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	120		289
Ending balance: loans collectively evaluated for impairment	7,309		8,192
Allowance for loan losses	7,429		8,481
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	41,809		91,710
Ending balance: loans collectively evaluated for impairment	211,048		148,229
Non-covered Loans held-in-portfolio	252,857		239,939
Commercial Real Estate Construction Financing Receivable Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	9,946		20,435
Allowance for loan losses	9,946		20,435
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	361,396		546,826
Covered Loans	361,396		546,826
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	15,808		26,285
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	212,267	[2]	160,941	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	573,663		707,767
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	120		289
Ending balance: loans collectively evaluated for impairment	5,742		5,561
Allowance for loan losses	5,862		5,850		16,074
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	35,849		49,747
Ending balance: loans collectively evaluated for impairment	176,418		111,194
Non-covered Loans held-in-portfolio	212,267		160,941
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	9,946		20,435
Allowance for loan losses	9,946		20,435		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	361,396		546,826
Covered Loans	361,396		546,826
Commercial Real Estate Construction Financing Receivable Member | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	40,590		78,998
Commercial Real Estate Construction Financing Receivable Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	1,567		2,631
Allowance for loan losses	1,567		2,631		23,711
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	5,960		41,963
Ending balance: loans collectively evaluated for impairment	34,630		37,035
Non-covered Loans held-in-portfolio	40,590		78,998
Mortgages
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	170,289		107,571		70,868
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	6,078,507		5,518,460
Covered Loans	1,076,730		1,172,954
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	7,155,237		6,691,414
Mortgages | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	74,667		29,063
Ending balance: loans collectively evaluated for impairment	74,708		73,198
Allowance for loan losses	149,375		102,261
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	611,230		382,880
Ending balance: loans collectively evaluated for impairment	5,467,277		5,135,580
Non-covered Loans held-in-portfolio	6,078,507		5,518,460
Mortgages | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	20,914		5,310
Allowance for loan losses	20,914		5,310
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	1,076,730		1,172,954
Covered Loans	1,076,730		1,172,954
Mortgages | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	139,941		77,632
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	4,948,924	[2]	4,689,483	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	6,025,654		5,862,437
Mortgages | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	58,572		14,944
Ending balance: loans collectively evaluated for impairment	60,455		57,378
Allowance for loan losses	119,027		72,322		42,029
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	557,137		333,346
Ending balance: loans collectively evaluated for impairment	4,391,787		4,356,137
Non-covered Loans held-in-portfolio	4,948,924		4,689,483
Mortgages | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	20,914		5,310
Allowance for loan losses	20,914		5,310		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	1,076,730		1,172,954
Covered Loans	1,076,730		1,172,954
Mortgages | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	1,129,583		828,977
Mortgages | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	16,095		14,119
Ending balance: loans collectively evaluated for impairment	14,253		15,820
Allowance for loan losses	30,348		29,939		28,839
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	54,093		49,534
Ending balance: loans collectively evaluated for impairment	1,075,490		779,443
Non-covered Loans held-in-portfolio	1,129,583		828,977
Legacy [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	33,102		46,228		76,405
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	384,217	[4]	648,409	[4]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	384,217		648,409
Legacy [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		57
Ending balance: loans collectively evaluated for impairment	33,102		46,171
Allowance for loan losses	33,102		46,228
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	18,744		48,890
Ending balance: loans collectively evaluated for impairment	365,473		599,519
Non-covered Loans held-in-portfolio	384,217		648,409
Legacy [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Allowance for loan losses	0		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Covered Loans	0		0
Legacy [Member] | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	384,217		648,409
Legacy [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		57
Ending balance: loans collectively evaluated for impairment	33,102		46,171
Allowance for loan losses	33,102		46,228		76,405
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	18,744		48,890
Ending balance: loans collectively evaluated for impairment	365,473		599,519
Non-covered Loans held-in-portfolio	384,217		648,409
Finance Leases Portfolio Segment Member
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	2,894		4,651		7,154
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	540,523		548,706
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	540,523		548,706
Finance Leases Portfolio Segment Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	1,066		793
Ending balance: loans collectively evaluated for impairment	1,828		3,858
Allowance for loan losses	2,894		4,651
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	4,881		6,104
Ending balance: loans collectively evaluated for impairment	535,642		542,602
Non-covered Loans held-in-portfolio	540,523		548,706
Finance Leases Portfolio Segment Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Allowance for loan losses	0		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Covered Loans	0		0
Finance Leases Portfolio Segment Member | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	2,894		4,651
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	540,523	[2]	548,706	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	540,523		548,706
Finance Leases Portfolio Segment Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	1,066		793
Ending balance: loans collectively evaluated for impairment	1,828		3,858
Allowance for loan losses	2,894		4,651		7,154
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	4,881		6,104
Ending balance: loans collectively evaluated for impairment	535,642		542,602
Non-covered Loans held-in-portfolio	540,523		548,706
Finance Leases Portfolio Segment Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Allowance for loan losses	0		0		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Covered Loans	0		0
Consumer Portfolio Segment Member
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	137,205		164,038		199,089
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	3,868,886		3,673,755
Covered Loans	73,199		116,181
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	3,942,085		3,789,936
Consumer Portfolio Segment Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	17,886		17,046
Ending balance: loans collectively evaluated for impairment	113,333		142,264
Allowance for loan losses	131,219		159,310
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	133,377		140,108
Ending balance: loans collectively evaluated for impairment	3,735,509		3,533,647
Non-covered Loans held-in-portfolio	3,868,886		3,673,755
Consumer Portfolio Segment Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	5,986		4,728
Allowance for loan losses	5,986		4,728
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	73,199		116,181
Covered Loans	73,199		116,181
Consumer Portfolio Segment Member | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	105,885		119,854
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	3,234,329	[2]	2,970,427	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	3,307,528		3,086,608
Consumer Portfolio Segment Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	17,779		16,915
Ending balance: loans collectively evaluated for impairment	82,120		98,211
Allowance for loan losses	99,899		115,126		133,531
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	130,663		137,582
Ending balance: loans collectively evaluated for impairment	3,103,666		2,832,845
Non-covered Loans held-in-portfolio	3,234,329		2,970,427
Consumer Portfolio Segment Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	5,986		4,728
Allowance for loan losses	5,986		4,728		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	73,199		116,181
Covered Loans	73,199		116,181
Consumer Portfolio Segment Member | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	634,557		703,328
Consumer Portfolio Segment Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	107		131
Ending balance: loans collectively evaluated for impairment	31,213		44,053
Allowance for loan losses	31,320		44,184		65,558
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	2,714		2,526
Ending balance: loans collectively evaluated for impairment	631,843		700,802
Non-covered Loans held-in-portfolio	$ 634,557		$ 703,328

[1]	Non-covered loans held-in-portfolio at December 31, 2012 are net of $97 million in unearned income and exclude $354 million in loans held-for-sale. (December 31, 2011 - $101 million in unearned income and $363 million in loans held-for-sale.)
[2]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[3]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[4]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA reportable segment.